INVESTMENT PROPERTIES - Sensitivity (Details) $ in Thousands	Dec. 31, 2022 CAD ($)
Discount rate
Investment Properties:
Fair value at +50 basis points	$ 8,166,669
Fair value at +25 basis points	8,324,712
Fair value at base rate	8,486,105
Fair value at -25 basis points	8,652,412
Fair value at -50 basis points	8,822,283
Change in fair value at +50 basis points	(319,436)
Change in fair value at +25 basis points	(161,393)
Change in fair value at -25 basis points	166,307
Change in fair value at -50 basis points	336,178
Terminal capitalization rate
Investment Properties:
Fair value at +50 basis points	8,043,519
Fair value at +25 basis points	8,255,203
Fair value at base rate	8,486,105
Fair value at -25 basis points	8,740,637
Fair value at -50 basis points	9,020,938
Change in fair value at +50 basis points	(442,586)
Change in fair value at +25 basis points	(230,902)
Change in fair value at -25 basis points	254,532
Change in fair value at -50 basis points	$ 534,833